Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

34           Related party transactions

The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2018, 2019 and 2020. In the opinion of the Directors of the Company, the related party transactions were carried out in the normal course of business and at terms negotiated between the Group and the respective related parties.

(a)	Names and relationships with related parties

The following companies are related parties of the Group that had balances and/or transactions with the Group during the years ended December 31, 2018, 2019 and 2020.

Name of related parties	Relationship with the Group
At December 31, 2019 and 2020/For the year ended December 31, 2018, 2019 and 2020
Sen Rong Limited	Parent Company
Bo Yu Limited	A shareholder that has significant influence over the Group
Ping An Group	Ultimate parent company of Bo Yu
Subsidiaries of Ping An Group	Controlled by Ping An Group
Puhui Lixin	Significant influenced by the Group
SBI Japan	Significant influenced by the Group
Open Portal Guangxi	Significant influenced by the Group

(b)	Significant transactions with related parties

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Revenue
Ping An Group and its subsidiaries*	647,086	998,749	1,730,038
Puhui Lixin	65,544	8,406	4,189
	712,630	1,007,155	1,734,227

*  The Group provided lending solution services to a subsidiary of Ping An Group while the subsidiary of Ping An Group was not charged. The service fee was charged to borrowers directly. The revenue generated from such transactions for the years ended December 31, 2018, 2019 and 2020, was not included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB10,482,246, RMB10,479,256 and RMB5,290,568, respectively.

The Group also provided lending solution services to third party lenders through contractual arrangement with another subsidiary of Ping An Group while the Group directly charged the related service fees to the subsidiary of Ping An Group. The revenue generated from such transactions for the years ended December 31, 2018, 2019 and 2020, was included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB129,927,000,  RMB14,495,191 and RMB3,230,878, respectively.

Revenue generated by providing implementation and support service jointly with Ping An Technology (Shenzhen) Co., Ltd, a related party, for the years ended December 31, 2018, 2019 and 2020 amounted to RMB9,255,000, RMB4,240,432 and RMB6,546,653, respectively.

Purchase of services
Ping An Group and its subsidiaries	675,793	758,505	1,285,595

Net gain on disposal of property,plant and equipment and intangible asset
Ping An Group and its subsidiaries	—	13,321	—

Net gain from wealth management products issued by related parties
Ping An Group and its subsidiaries	102,582	36,732	8,704

Net loss on derivatives
Ping An Group and its subsidiaries	(2,438)	(244)	(281,691)

Investment income from loan to related party
Ping An Group and its subsidiaries	193	417	—

Interest income on bank deposits
Ping An Group and its subsidiaries	117,172	77,824	28,129

Leasing payment
Ping An Group and its subsidiaries	41,217	19,623	19,991

Interest expenses
Ping An Group and its subsidiaries	139,237	82,475	32,575

(c)	Year end balances with related parties

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Trade receivables
Ping An Group and its subsidiaries (i)	281,223	480,994
Puhui Lixin (i)	1,963	230
SBI Japan (i)	—	5,439
Open Portal Guangxi (i)	—	2,000
	283,186	488,663
Contract assets
Ping An Group and its subsidiaries	71,114	40,381

Prepayment and other receivables
Ping An Group and its subsidiaries (i)	190,447	239,281

Financial assets at fair value through profit or loss (Note 21)
Ping An Group and its subsidiaries	1,655,509	585,368

Cash and restricted cash
Ping An Group and its subsidiaries	2,391,879	2,018,073

Trade and other payables
Ping An Group and its subsidiaries (i)	155,337	733,526

Contract liabilities
Ping An Group and its subsidiaries (i)	5,775	29,921

Short‑term borrowings
Ping An Group and its subsidiaries	1,210,920	705,482

Derivative financial liabilities
Ping An Group and its subsidiaries	2,682	165,880

(i)The balances with related parties were unsecured, interest-free and repayable on demand.

(d)	Key management personnel compensations

Key management includes directors (executive and non‑executive) and senior officers. The compensations paid or payable by the Group to key management for employee services are shown below:

	For the year ended
	December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	23,389	21,661	29,115
Welfare and other benefits	2,253	2,108	1,385
Share‑based payments	360	1,166	3,627
	26,002	24,935	34,127